Statements of Stockholder's Deficit (Parenthetical) - $ / shares	Jun. 30, 2015	Feb. 09, 2015	Dec. 31, 2014
Common Stock, Par or Stated Value Per Share	$ 0.0000005	$ 0.0000005	$ 0.0000005